STOCKHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended															3 Months Ended				9 Months Ended	12 Months Ended
	Nov. 11, 2019	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	May 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		2,500	2,500		1,000	2,500				3,000					17,000					17,616
Stock Issued During Period, Value, Issued for Services		$ 11,500	$ 11,500		$ 4,400	$ 15,000				$ 26,600					$ 174,800		$ 38,000	$ 26,600		$ 43,664	$ 46,000		$ 1,843,664
Debt Conversion, Converted Instrument, Shares Issued							6,250	40,000	13,431		39,667	13,104
Debt Conversion, Original Debt, Amount							$ 25,000	$ 160,000	$ 53,723		$ 158,667	$ 52,416					0	53,723				$ 238,723	211,083
Stock Issued During Period, Shares, Other	15,000				15,000
Stock Issued During Period, Value, Other	$ 93,750				$ 93,750
Proceeds from Issuance of Common Stock																	$ 0	$ 0				$ 0	$ 47,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture											44,365		244,754
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture											$ 349,602		$ 1,914,831
2019 Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			3,000
Stock Issued During Period, Value, Issued for Services			$ 15,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture				50,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture				$ 221,400
Immediate Family Member of Management or Principal Owner [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																								$ 25,000
Employee [Member] | 2019 Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture			5,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture			$ 24,750
Director [Member] | 2019 Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture			4,956
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture			$ 25,000
Restricted Stock [Member] | One of Directors, Dr. Kevin Doody [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services														151,000					150,000,000,000
Stock Issued During Period, Value, Issued for Services														$ 1,540,000					$ 1,530,000
Investors [Member] | Convertible Debt [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Proceeds from Issuance of Common Stock																				$ 47,000
Investors [Member] | Principal [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																				13,000
Management and Board Members [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture																60,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																$ 138,000
Private Placement [Member] | Restricted Stock [Member] | Immediate Family Member of Management or Principal Owner [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues														7,500
Proceeds from Issuance or Sale of Equity														$ 30,000